Reclamation Bonds - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	May 25, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Reclamation bonds		$ 12,260	$ 10,877
Increase in reclamation bonds		809
Interest income		241	60
Gain (loss) on fund		452	(144)
Fixed interest rate
Disclosure Of Financial Instruments [Line Items]
Investments in fund		4,572	3,970
Cash and cash equivalents
Disclosure Of Financial Instruments [Line Items]
Investments in fund		5,756	5,431
Equity investments
Disclosure Of Financial Instruments [Line Items]
Investments in fund		$ 1,932	$ 1,476
Rye Patch
Disclosure Of Financial Instruments [Line Items]
Reclamation bonds	$ 16,047
Percentage value of collateral to acquired reclamation bonds	25.00%		10.00%
Reduction in reclamation bonds			$ 5,086